Investments in unconsolidated affiliated companies (Tables)	12 Months Ended
Dec. 31, 2014
Equity Method Investments and Joint Ventures [Abstract]
Results of Operations of unconsolidated affiliated companies
Combined financial information of the unconsolidated affiliated companies accounted for by the equity method (generally on a lag of 3 months or less) was as follows:

Results of Operations of unconsolidated affiliated companies:
	Years ended December 31,
(Millions of dollars)	2014	2013	2012
Results of Operations:
Sales	$1,662	$1,336	$1,084
Cost of sales	1,292	1,048	872
Gross profit	$370	$288	$212

Profit (loss)	$(30)	$(28)	$28

Financial Position of unconsolidated affiliated companies

Financial Position of unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2014	2013	2012
Financial Position:
Assets:
Current assets	$716	$683	$715
Property, plant and equipment–net	653	710	529
Other assets	557	608	616
	1,926	2,001	1,860
Liabilities:
Current liabilities	518	437	443
Long-term debt due after one year	867	900	708
Other liabilities	215	262	170
	1,600	1,599	1,321
Equity	$326	$402	$539

Caterpillar's investments in unconsolidated affiliated companies

Caterpillar’s investments in unconsolidated affiliated companies:
	December 31,
(Millions of dollars)	2014	2013	2012
Investments in equity method companies	$248	$262	$256
Plus: Investments in cost method companies	9	10	16
Total investments in unconsolidated affiliated companies	$257	$272	$272